Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Jun. 03, 2016
Document Effective Date	Jun. 10, 2016
Prospectus Date	Jun. 03, 2016
Virtus Enhanced DWA U.S. Equity ETF | Virtus Enhanced DWA U.S. Equity ETF
Risk/Return:
Trading Symbol	VED